Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Reconciliation of Financial Statements to Form 5500
Reconciliation of Financial Statements to Form 5500

NOTE 8 - Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	DECEMBER 31,
	2025	2024
Net assets available for benefits per the financial statements	$73,520,683	$67,946,629
Common collective fund valued at net asset value per the financial statements and fair value per the Form 5500	(32,496)	(80,452)

NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	$73,488,187	$67,866,177

The following is a reconciliation of the change in net assets available for plan benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Change in net assets available for benefits per the financial statements	$5,574,054
Change in differential between net asset value and fair value of common collective fund	47,956

CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	$5,622,010